SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

14.	SEGMENTED INFORMATION

At December 31, 2024 and 2023, the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.

Revenue from the major customer was $4,658,395 during the year ended December 31, 2024 (2023 - $3,484,247 and 2022- $1,768,374). The major customer purchases goods and services from the Company’s only segment HealthTab™ - Point of Care Business. The agreement with the major customer expired on March 31, 2025. The loss of this major customer will significantly impact the Company’s future revenue and financial position, unless additional revenue sources are secured in a timely manner